LOANS (Details 6) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	$ 248,027	$ 249,161
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	191,721	193,381
Residential Real Estate One To Four Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	6,914	2,928
Residential Real Estate One To Four Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	9,371	11,287
Residential Real Estate One To Four Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate One To Four Family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	175,436	182,166
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	16,621	14,002
Residential Real Estate Multi Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	16,621	14,002
Residential Real Estate Multi Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Multi Family [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	3,780	2,122
Residential Real Estate Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	3,780	2,122
Residential Real Estate Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Residential Real Estate Construction [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Non residential real estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	20,198	18,920
Non residential real estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,131	965
Non residential real estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	789	2,060
Non residential real estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Non residential real estate [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,021	2,362
Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,164	1,366
Land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	857	996
Land [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Land [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,567	1,644
Farm [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,567	1,644
Farm [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Farm [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,262	2,564
Loans on deposits [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	2,262	2,564
Loans on deposits [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Loans on deposits [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Commercial and industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,782	2,080
Commercial and industrial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	1,750	2,014
Commercial and industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	32	0
Commercial and industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	66
Commercial and industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Commercial and industrial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	5,477	5,359
Home equity [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	5,448	5,359
Home equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Home equity [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	29	0
Home equity [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Home equity [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Unsecured [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	605	638
Unsecured [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	605	606
Unsecured [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	3
Unsecured [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	29
Unsecured [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Unsecured [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	73	64
Automobile [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	73	64
Automobile [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Automobile [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Automobile [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	0	0
Automobile [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans Receivable, Recorded Investment	$ 0	$ 0